Fair Value Measurements	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is the price to hypothetically sell an asset or transfer a liability in an orderly manner in the principal market for that asset or liability. Accounting standards prioritize the use of observable inputs in measuring fair value. The level of a fair value measurement is determined entirely by the lowest level input that is significant to the measurement. The three levels are (from highest to lowest):
Level 1 – observable prices in active markets for identical assets and liabilities;
Level 2 – observable inputs other than quoted market prices in active markets for identical assets and liabilities, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs; and
Level 3 – unobservable inputs.
The following table summarizes financial assets and liabilities carried at fair value, including derivative instruments on a gross basis, and the location of these instruments on the Condensed Consolidated Balance Sheets as of September 30, 2013, December 31, 2012 and September 30, 2012:

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

September 30, 2013
Derivatives recorded in "Investments & other assets, net":
Currency hedge portfolio	Gross amounts of recognized assets	$515	$—	$515	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(465)	—	(465)	—
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	196	—	196	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	(137)	—	(137)	—
Bunker fuel forward contracts[2]	Gross amounts of recognized assets	22	—	22	—
Bunker fuel forward contracts[2]	Gross amounts offset in the balance sheets	(70)	—	(70)	—
Net amount recorded in investments & other assets, net		61	—	61	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	1,163	—	1,163	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(10,913)	—	(10,913)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	1,212	—	1,212	—
Bunker fuel forward contracts[1]	Gross amounts of recognized liabilities	(611)	—	(611)	—
Bunker fuel forward contracts[2]	Gross amounts offset in the balance sheets	282	—	282	—
Bunker fuel forward contracts[2]	Gross amounts of recognized liabilities	(203)	—	(203)	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	17	—	17	—
30-day euro forward contracts	Gross amounts of recognized liabilities	(108)	—	(108)	—
Net amount recorded in accrued liabilities		(9,161)	—	(9,161)	—
Derivatives recorded in "Other liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	196	—	196	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(233)	—	(233)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	145	—	145	—
Bunker fuel forward contracts[1]	Gross amounts of recognized liabilities	(835)	—	(835)	—
Bunker fuel forward contracts[2]	Gross amounts offset in the balance sheets	12	—	12	—
Bunker fuel forward contracts[2]	Gross amounts of recognized liabilities	(236)	—	(236)	—
Net amount recorded in other liabilities		(951)	—	(951)	—
September 30, 2013		$(10,051)	$—	$(10,051)	$—

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

December 31, 2012
Derivatives recorded in "Other current assets":
Currency hedge portfolio	Gross amounts of recognized assets	$192	$—	$192	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(2,550)	—	(2,550)	—
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	4,001	—	4,001	—
30-day euro forward contracts	Gross amounts of recognized assets	4	—	4	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	(11)	—	(11)	—
Net amount recorded in other current assets		1,636	—	1,636	—
Derivatives recorded in "Investments & other assets, net":
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	1,889	—	1,889	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	(1,059)	—	(1,059)	—
Net amount recorded in investments & other assets, net		830	—	830	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	1,992	—	1,992	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(22,849)	—	(22,849)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	3,741	—	3,741	—
30-day euro forward contracts	Gross amounts offset in the balance sheets	1	—	1	—
30-day euro forward contracts	Gross amounts of recognized liabilities	(24)	—	(24)	—
Net amount recorded in accrued liabilities		(17,139)	—	(17,139)	—
Available-for-sale investment recorded in "Other current assets":
Available-for-sale investment		1,668	1,668	—	—
December 31, 2012		$(13,005)	$1,668	$(14,673)	$—

		Assets (Liabilities)	Fair Value Measurements Using
(In thousands)		at Fair Value	Level 1	Level 2	Level 3

September 30, 2012
Derivatives recorded in "Other current assets":
Currency hedge portfolio	Gross amounts of recognized assets	$1,725	$—	$1,725	$—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(4,963)	—	(4,963)	—
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	9,105	—	9,105	—
30-day euro forward contracts	Gross amounts offset in the balance sheet	(14)	—	(14)	—
Net amount recorded in other current assets		5,853	—	5,853	—
Derivatives recorded in "Investments & other assets, net":
Currency hedge portfolio	Gross amounts of recognized assets	522	—	522	—
Currency hedge portfolio	Gross amounts offset in the balance sheets	(1,152)	—	(1,152)	—
Bunker fuel forward contracts[1]	Gross amounts of recognized assets	1,760	—	1,760	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	(123)	—	(123)	—
Net amount recorded in investments & other assets, net		1,007	—	1,007	—
Derivatives recorded in "Accrued liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	2,960	—	2,960	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(12,217)	—	(12,217)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	2,202	—	2,202	—
30-day euro forward contracts	Gross amounts of recognized liabilities	(49)	—	(49)	—
	Net amount recorded in accrued liabilities	(7,104)	—	(7,104)	—
Derivatives recorded in "Other liabilities":
Currency hedge portfolio	Gross amounts offset in the balance sheets	2,133	—	2,133	—
Currency hedge portfolio	Gross amounts of recognized liabilities	(4,626)	—	(4,626)	—
Bunker fuel forward contracts[1]	Gross amounts offset in the balance sheets	1,203	—	1,203	—
Bunker fuel forward contracts[1]	Gross amounts of recognized liabilities	(1,096)	—	(1,096)	—
Net amount recorded in other liabilities		(2,386)		(2,386)
Available-for-sale investment recorded in "Investments & other assets, net":
Available-for-sale investment		5,566	5,566	—	—
September 30, 2012		$2,936	$5,566	$(2,630)	$—

[1] Bunker fuel forward contracts designated as cash flow hedges.
[2] Bunker fuel forward contracts not designated as hedging instruments.
Except as described in Note 7, currency hedge portfolio and bunker fuel forward contracts are designated as hedging instruments. 30-day euro forward contracts are not designated as hedging instruments. To the extent derivatives in an asset position and derivatives in a liability position are with the same counterparty, they are netted in the Condensed Consolidated Balance Sheets because the company enters into master netting arrangements with each of its hedging partners.
The company values fuel hedging positions by applying an observable discount rate to the current forward prices of identical hedge positions. The company values currency hedging positions by utilizing observable or market-corroborated inputs such as exchange rates, volatility and forward yield curves. The company trades only with counterparties that meet certain liquidity and creditworthiness standards and does not anticipate non-performance by any of these counterparties. The company does not require collateral from its counterparties, nor is it obligated to provide collateral when contracts are in a liability position. However, consideration of non-performance risk is required when valuing derivative instruments, and the company includes an adjustment for non-performance risk in the recognized measure of derivative instruments to reflect the full credit default spread ("CDS") applied to a net exposure by counterparty. When there is a net asset position, the company uses the counterparty's CDS; when there is a net liability position, the company uses its own estimated CDS. CDS is generally not a significant input in measuring fair value and was not significant for any of the company's derivative instruments in any period presented. See further discussion and tabular disclosure of hedging activity in Note 7.
Financial instruments not carried at fair value consist of the company's debt. See further fair value discussion and tabular disclosure in Note 6.
Fair value measurements of benefit plan assets included in net benefit plan liabilities are based on quoted market prices in active markets (Level 1) or quoted prices in inactive markets (Level 2). The carrying amounts of cash and equivalents, accounts receivable, other receivables including current and non-current finance receivables and accounts payable approximate fair value. Level 3 fair value measurements are used in the impairment reviews of goodwill and intangible assets, which take place annually during the fourth quarter, or as circumstances indicate the possibility of impairment. Level 3 fair value measurements are also used in measuring impairments related to long-lived assets whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable and in periodic assessments for other-than-temporary impairment of the company's equity-method investment in the Danone JV. The third quarter 2012 Level 3 assessment of the fair value of the investment in the Danone JV was based on expected cash flows; see Note 15 for further discussion. The initial Level 3 measurement of the equity-method investment in the Danone JV occurred in 2010 when the European smoothie business was deconsolidated and the joint venture was established.